Document and Entity Information	6 Months Ended
Sep. 30, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	NATIONAL GRID PLC
Entity Central Index Key	0001004315
Current Fiscal Year End Date	--03-31
Document Type	6-K
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Entity Current Reporting Status	Yes
Entity Accounting Standard	IFRS
Amendment Flag	false